Stock-Based Compensation Unrecognized Compensation Cost (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 115.0	$ 85.6
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	60.1	43.3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 54.9	$ 42.3